Non-Controlling Interest (Details Narrative)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Pacific Metals Corp. dividend	5,000,000
Pacific Metals Corp. dividend, distribution ratio	1 share of Pacific Metals Corp. for every 420 shares of Pacific Gold Corp.
Controlling interest	75.60%